Net revenues	12 Months Ended
Aug. 31, 2018
Net revenues
Net revenues

5. Net revenues

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
OneSmart VIP	1,415,952	1,839,724	2,416,217	353,765
HappyMath	112,667	212,104	359,199	52,591
FasTrack English	—	—	72,961	10,682
Other	—	5,729	14,315	2,097
	1,528,619	2,057,557	2,862,692	419,135